The Company and basis of presentation (Policies)	3 Months Ended
Mar. 31, 2022
The Company and basis of presentation
Accounting policies and methods of computation followed in interim financial statements

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting and functional currency.

The quarterly financial report is prepared in accordance with International Accounting Standard ("IAS") 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021 (the “2021 Form 20-F”) in accordance with IAS 1, Presentation of Financial Statements. During the first quarter of 2022, the Company adopted an accounting policy, specifically in relation to emission certificates which are recognized as intangible assets with an infinite useful life and initially measured at cost.

New accounting pronouncements

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at and for the three months ended March 31, 2022 in conformity with IFRS that have to be applied for the interim periods starting on or after January 1, 2022. In the three months ended March 31, 2022, there were no recently implemented accounting pronouncements that had a material effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts. In June 2020 and December 2021, further amendments were published. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using current values. The frequent updates to the insurance values are expected to provide more useful information to users of financial statements. On June 25, 2020, the IASB issued amendments to IFRS 17, which among others, defer the effective date to fiscal years beginning on or after January 1, 2023. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers. The Company is evaluating the impact of IFRS 17 on the consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.